Selling, General and Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Staff costs, maintenance costs and utilities	$ 426	$ 389	$ 342
Depreciation of property, plant and equipment, right-of-use assets and amortization of intangible assets	38	26	25
Other	(89)	12	106
Total	375	427	473
Share-based payment	$ 102	$ 98	$ 96